Dividends on ordinary shares	12 Months Ended
Dec. 31, 2025
Disclosure of dividends [text block] [Abstract]
Dividends on ordinary shares	Note 31: Dividends on ordinary shares
During the year the Bank paid cumulative interim dividends of £2,390 million (2024: £3,990 million). The directors have not recommended a final dividend for the year ended 31 December 2025 (2024: £nil).
Dividends paid during the year were as follows:

	2025 £m	2024 £m	2023 £m
Interim dividends	2,390	3,990	4,700
In February 2026, the directors approved the payment of an interim dividend of £480 million, which was paid on 16 February 2026.